Payables due to other financial institutions (Details) - AUD ($) $ in Millions	Sep. 30, 2018	Sep. 30, 2017
Payables due to other financial institutions
Cash collateral	$ 2,171	$ 2,429
Liabilities due to central banks	3,397	3,108
Interbank borrowing	6,564	6,953
Security repurchase agreements	6,005	9,417
Total payables due to other financial institutions	18,137	21,907
Payables due to other financial institutions
Payables due to other financial institutions
Carrying value of securities pledged under repurchase agreements	8,884	15,192
Parent Entity
Payables due to other financial institutions
Cash collateral	1,735	2,304
Liabilities due to central banks	3,397	3,108
Interbank borrowing	6,545	6,946
Security repurchase agreements	6,005	9,417
Total payables due to other financial institutions	17,682	21,775
Parent Entity | Payables due to other financial institutions
Payables due to other financial institutions
Carrying value of securities pledged under repurchase agreements	$ 8,884	$ 15,192